Statutory Reserves and Restricted Net Assets - (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Restrictions for Consolidated and Unconsolidated Subsidiaries [Abstract]
Required minimum percentage of annual appropriations	10.00%
Statutory threshold percentage of the reserve fund to the registered capital of the respective company, above which the appropriation is not required	50.00%
Statutory reserves	¥ 0	¥ 0
Restricted net assets	¥ 3,121,808,000